Operating Leases (Details) - Schedule of operating lease related assets and liabilities recorded on the balance sheets - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Schedule of operating lease related assets and liabilities recorded on the balance sheets [Abstract]
Right-of- use assets, net	$ 745,125	$ 620,593
Operating lease liabilities, current	382,298	433,904
Operating lease liabilities, noncurrent	387,307	203,265
Total operating lease liabilities	$ 769,605	$ 637,169